Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2022
Cash Flow Information [Abstract]
Disclosure of Reconciliation of Profit / (Loss) After Income Tax to Net Cash Outflow From Operating Activities

Reconciliation of profit / (loss) after income tax to net cash outflow from operating activities

	Year Ended June 30,
	2022	2021	2020

Loss for the period	$(71,441,024)	$(18,076,077)	$(20,028,526)
Adjustments for
Share-based compensation	20,190,538	5,948,532	7,558,953
Borrowing costs	64,297	760	5,098,906
Fixed assets written off	—	2,764,940	210,773
Loss on sale of fixed assets	—	6,777	—
Loss on equity investment securities at fair value through profit or loss	10,951,552	—	—
Foreign exchange (gain) / loss	(7,194,955)	106,787	387,371
Non-cash termination settlement	—	294,247	—
Depreciation and amortization expense	5,814,905	1,697,754	1,380,303
Government incentives	(302,922)	(49,278)	—

Change in operating assets and liabilities:
(Increase)/decrease in other operating assets	(6,028,224)	(1,927,128)	(976,969)
Increase in trade creditors and other operating liabilities	7,592,541	1,060,622	775,672
Net cash outflow from operating activities	$(40,353,292)	$(8,172,064)	$(5,593,517)

Summary of Analysis of Net Debt and Movements in Net Debt

This section sets out an analysis of net debt and the movements in net debt for each period presented.

Net debt

	2022	2021

Cash and cash equivalents	$207,083,935	$136,663,976
Lease liability - repayable within one year	(489,846)	(410,792)
Borrowings – repayable within one year (including overdraft)	(1,474,090)	(277,060)
Lease liability - repayable after one year	(7,265,686)	(7,120,396)
Borrowings – repayable after one year	(52,152,452)	(5,986,565)
Net cash (debt)	$145,701,861	$122,869,163

Cash and cash equivalents	207,083,935	136,663,976
Gross debt – fixed interest rates	(9,518,941)	(8,386,881)
Gross debt – variable interest rates	(51,863,133)	(5,407,932)
Net cash (debt)	$145,701,861	$122,869,163

		Liabilities from financing activities
	Cash	Borrowings due within 1 year	Borrowings due after 1 year	Total
Net debt as of June 30, 2020	$38,807,662	$(416,041)	$(4,716,074)	$33,675,547
Cashflows	97,856,314	329,873	(4,029,769)	94,156,418
Other non-cash movements	—	(601,684)	(4,361,118)	(4,962,802)
Net cash as of June 30, 2021	136,663,976	(687,852)	(13,106,961)	122,869,163
Cashflows	61,654,881	669,246	(45,316,323)	17,007,804
Other non-cash movements	8,765,078	(1,945,330)	(994,854)	5,824,894
Net cash as of June 30, 2022	$207,083,935	$(1,963,936)	$(59,418,138)	$145,701,861